ADJUSTMENT OF ASSETS TO FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Total Impairment Charges

The Company recorded total impairment charges for the years ended December 31, 2012, 2011 and 2010 as follows:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)

Goodwill	$96	$259	$7
Other indefinite-lived intangible assets	46	37	(12)
Property, plant and equipment A	43	11	7
Investments in non-consolidated affiliates	2	—	—

	$187	$307	$2

A	The 2012 impairment of property, plant and equipment excludes $7 million related to discontinued operations.

Impairment Charges To Adjust Property, Plant And Equipment

The charges for the years ended December 31, 2012, 2011 and 2010 by reporting segment are as follows:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)

Powertrain A	$19	$5	$4
Vehicle Components Solutions	23	6	3
Corporate	1	—	—

	$43	$11	$7

A	The 2012 impairment for the PT segment excludes $7 million related to discontinued operations.